Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Property and equipment, gross	$ 25,947,694	$ 29,595,773
Accumulated depreciation	(11,743,331)	(12,928,492)
Property and equipment, net	14,204,363	16,667,281
Depreciation expenses	1,743,030	2,374,493	$ 2,701,577
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	9,160,115	11,119,445
Leasehold improvements
Property and equipment, net
Property and equipment, gross	4,238,863	5,269,934
Buildings
Property and equipment, net
Property and equipment, gross	11,742,004	12,085,843
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 806,712	$ 1,120,551